Asset retirement and environmental obligations (Tables)	12 Months Ended
Dec. 31, 2019
Asset retirement and environmental obligations
Summary of changes in asset retirement and environmental obligations

	2019			2018
	Asset retirement	Environmental
	obligation	Obligations	Total	Total
Balance at the beginning of the year	185,553	84,730	270,282	283,280
Addition	777	—	776
Payments	(2,893)	(11,657)	(14,550)	(4,678)
Foreign exchange effect	(1,258)	(3,043)	(4,299)	(27,396)
Interest accrual	9,528	3,897	13,425	20,703
Remeasurement discount rate	(1,158)	(2,477)	(3,635)	13,492
Changes in amount and time of cash flows (i)	31,828	—	31,828	—
Reversals	—	—	—	(15,119)
Balance at the end of the year	222,377	71,450	293,827	270,282
Current liabilities	—	19,001	19,001	20,357
Non-current liabilities	222,377	52,449	274,826	249,925